Provision for tax, civil and labor losses and Judicial deposits and escrow accounts (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Indemnification asset	[1]	R$ 180,417	R$ 160,470
Total		194,859	178,824
Cogna Group
Disclosure of contingent liabilities [line items]
Indemnification asset		1,801	1,998
Tax proceedings
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings		2,126	2,300
Escrow-account (ii)
Disclosure of contingent liabilities [line items]
Indemnification asset	[2]	R$ 10,515	R$ 14,055

[1]	Refers to an indemnification asset of the seller in connection with the acquisition of Somos (Vasta’s Predecessor) by Cogna Group (Vasta’s Parent Company) and recognized at the date of the business combination, in order to indemnify the Company for all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations up to the maximum amount of R$180,417 (R$ 160,470 on December 31, 2021). See Note 21. This asset is indexed to CDI (Certificates of Interbank Deposits).
[2]	Refers to guarantees received as a consequence of business combinations, in connection with contingencies whose likelihood of loss is probable, and for which the former owners are liable. According to the Sale Agreement, these former owners will reimburse the Company in case payments are required and if those contingencies materialize.